Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	90 Months Ended
	Jun. 12, 2017	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000172959
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LGM Risk Managed Total Return Fund - Institutional Class
Without Sales Load [Member] | C000172959
Average Annual Return [Line Items]
Average Annual Return, Percent		15.79%	2.94%	4.26%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent		4.64%	(1.42%)	0.05%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		33.89%	15.77%	14.91%